Consolidated Balance Sheets (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and equivalents	$ 2,052	$ 1,592
Receivables, less allowances of $98 in 2010 and $104 in 2011	4,502	3,989
Inventories:
Finished products	742	746
Raw materials and work in process	1,358	1,359
Total inventories	2,100	2,105
Other current assets	691	677
Total current assets	9,345	8,363
Property, plant and equipment
Land	266	213
Buildings	2,010	1,902
Machinery and equipment	6,115	5,964
Construction in progress	340	228
Property, Plant and Equipment, gross	8,731	8,307
Less: Accumulated depreciation	5,294	5,020
Property, plant and equipment, net	3,437	3,287
Other assets
Goodwill	8,771	8,656
Other intangible assets	1,969	2,150
Other	339	387
Total other assets	11,079	11,193
Total assets	23,861	22,843
LIABILITIES AND EQUITY
Short-term borrowings and current maturities of long-term debt	877	480
Accounts payable	2,677	2,409
Accrued expenses	2,772	2,864
Income taxes	139	96
Total current liabilities	6,465	5,849
Long-term debt	4,324	4,586
Other liabilities	2,521	2,456
Equity
Preferred stock, $2.50 par value per share; Authorized, 5,400,000 shares; issued, none	0	0
Common stock, $0.50 par value per share; Authorized, 1,200,000,000 shares; issued, 953,354,012 shares; outstanding, 752,690,806 shares in 2010 and 738,877,768 shares in 2011	477	477
Additional paid-in capital	317	192
Retained earnings	17,310	15,869
Accumulated other comprehensive income	(562)	(426)
Common stockholders' equity before treasury stock	17,542	16,112
Less: Cost of common stock in treasury, 200,663,206 shares in 2010 and 214,476,244 shares in 2011	7,143	6,320
Common stockholders' equity	10,399	9,792
Noncontrolling interests in subsidiaries	152	160
Total equity	10,551	9,952
Total liabilities and equity	$ 23,861	$ 22,843